Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 128	$ 241
Accounts receivable	149	174
Taxes receivable	0	1
Inventory	220	224
Prepaids	12	11
Current assets	509	651
Non-current assets
Property, plant and equipment	1,402	1,421
Intangible assets	20	24
Deferred income tax assets	6	4
Other assets	5	3
Non-current assets	1,433	1,452
Assets	1,942	2,103
Current liabilities
Accounts payable and accrued liabilities	293	282
Accrued liability under ASPP	42	0
Taxes payable	28	74
Current liabilities	363	356
Non-current liabilities
Long-term debt	550	548
Other liabilities	34	29
Deferred income tax liabilities	172	151
Non-current liabilities	756	728
Shareholders’ equity	823	1,019
Liabilities and shareholders' equity	$ 1,942	$ 2,103